Exhibit 99.1

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	06/28/2018
Distribution Date:	07/13/2018

This report contains information regarding Scotiabank's Global Registered Covered Bond Program Cover Pool as of the indicated Calculation Date. The composition of the Cover Pool will change as Loans (and their Related Security) are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans (and their Related Security) in the Cover Pool will vary over time.

This material is for distribution only under such circumstances as may be permitted by applicable law. This material is published solely for informational purposes and this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security. Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

The information set forth below has been obtained and based upon sources believed by Scotiabank to be accurate, however, Scotiabank makes no representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of the information contained herein. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance. We assume no liability for any errors or any reliance you place on the information provided herein.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE AND HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

Program Information

Outstanding Covered Bonds	Initial		CAD
Series	Principal Amount	Exchange Rate	Equivalent	Maturity Date	Coupon Rate	Rate Type
SERIES CBL1 - 5 Year Fixed(1)	EUR 1,000,000,000	1.53752	$1,537,520,000	April 2, 2019	1.000%	Fixed
SERIES CBL2 - 5 Year Fixed(1)	USD 1,500,000,000	1.08740	$1,631,100,000	September 11, 2019	2.125%	Fixed
SERIES CBL3 - 7 Year Fixed(1)	EUR 1,500,000,000	1.41400	$2,121,000,000	September 17, 2021	0.750%	Fixed
SERIES CBL6 - 5 Year Floating(1)	AUD 600,000,000	0.97590	$585,540,000	January 21, 2020	3 Mth BBSW + 0.65%	Float
SERIES CBL7 - 5 Year Fixed(1)	USD 1,400,000,000	1.24257	$1,739,600,000	April 14, 2020	1.850%	Fixed
SERIES CBL8 - 5 Year Fixed(1)	EUR 1,250,000,000	1.41000	$1,762,500,000	July 23, 2020	0.50%	Fixed
SERIES CBL9 - 3 year Floating(1)	GBP 400,000,000	2.01970	$807,880,000	August 7, 2018	3 Mth GBP LIBOR +0.28%	Float
SERIES CBL10 - 20 Year Fixed(1)	EUR 188,000,000	1.49320	$280,721,600	September 28, 2035	1.637%	Fixed
SERIES CBL11 - 3 Year Floating(1)	GBP 400,000,000	2.04980	$819,920,000	January 14, 2019	3 Mth GBP LIBOR + 0.45%	Float
SERIES CBL12 - 3 Year Fixed(1)	EUR 1,500,000,000	1.54850	$2,322,750,000	January 21, 2019	0.100%	Fixed
SERIES CBL13 - 7 Year Fixed(1)	EUR 750,000,000	1.46760	$1,100,700,000	March 10, 2023	0.375%	Fixed
SERIES CBL14 - 5 Year Fixed(1)	USD 2,500,000,000	1.26560	$3,164,000,000	April 26, 2021	1.875%	Fixed
SERIES CBL15 - 5 Year Fixed(1)	GBP 500,000,000	1.71990	$859,950,000	September 14, 2021	0.750%	Fixed
SERIES CBL16 - 5 Year Fixed(1)	USD 1,250,000,000	1.31670	$1,645,875,000	September 20, 2021	1.875%	Fixed
SERIES CBL17 - 5 Year Floating(1)	GBP 200,000,000	1.70590	$341,180,000	September 30, 2021	3 Mth GBP LIBOR + 0.38%	Float
SERIES CBL18 - 5 Year Fixed(1)	EUR 1,250,000,000	1.39830	$1,747,875,000	January 13, 2022	0.125%	Fixed
SERIES CBL19 - 5 Year Floating(1)	GBP 550,000,000	1.69510	$932,305,000	January 10, 2023	3 Mth GBP LIBOR + 0.23%	Float
SERIES CBL20 - 7 Year Fixed(1)	EUR 1,000,000,000	1.51900	$1,519,000,000	January 22, 2025	0.500%	Fixed
SERIES CBL21 - 4.5 Year Fixed(1)	EUR 1,250,000,000	1.59210	$1,990,125,000	September 28, 2022	0.250%	Fixed

Total Outstanding under the Global Registered Covered Bond Program			$26,909,541,600

OSFI Covered Bond Limit			$37,484,700,477

Series Ratings	Moody's	Fitch	DBRS
CBL1	Aaa	AAA	AAA
CBL2	Aaa	AAA	AAA
CBL3	Aaa	AAA	AAA
CBL6	Aaa	AAA	AAA
CBL7	Aaa	AAA	AAA
CBL8	Aaa	AAA	AAA
CBL9	Aaa	AAA	AAA
CBL10	Aaa	AAA	AAA
CBL11	Aaa	AAA	AAA
CBL12	Aaa	AAA	AAA
CBL13	Aaa	AAA	AAA
CBL14	Aaa	AAA	AAA
CBL15	Aaa	AAA	AAA
CBL16	Aaa	AAA	AAA
CBL17	Aaa	AAA	AAA
CBL18	Aaa	AAA	AAA
CBL19	Aaa	AAA	AAA
CBL20	Aaa	AAA	AAA
CBL21	Aaa	AAA	AAA

Supplementary Information

Parties to Scotiabank Global Registered Covered Bond Program
Issuer		The Bank of Nova Scotia
Guarantor Entity		Scotiabank Covered Bond Guarantor Limited Partnership
Seller, Servicer & Cash Manager		The Bank of Nova Scotia
Interest Rate & Covered Bond Swap Provider		The Bank of Nova Scotia
Bond Trustee and Custodian		Computershare Trust Company of Canada
Covered Pool Monitor		KPMG LLP
Account Bank and GDA Provider		The Bank of Nova Scotia
Standby Account Bank & Standby GDA Provider		Canadian Imperial Bank of Commerce
Paying Agent, Registrar, Exchange Agent, Transfer Agent		The Bank of Nova Scotia, London Branch and for the US, The Bank of Nova Scotia-New York Agency and for AUD, BTS Institutional Services Australia Limited

(1) An Extended Due for Payment Date twelve-months after the Maturity Date has been specified in the Final Terms of this Series. The coupon rate specified for this Series applies until the Maturity Date following which the floating rate of interest specified in the Final Terms of this Series is payable monthly in arrears from Maturity Date to but excluding the Extended Due For Payment Date.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	06/28/2018
Distribution Date:	07/13/2018

Supplementary Information (continued)
	Moody's	Fitch	DBRS	S&P
Scotiabank's Credit Ratings(1)
Senior Debt	A1	AA-	AA	A+
Subordinated Debt that does not contain NVCC(2) provisions	Baa1	A+	A (high)	A-
Subordinated Debt that contains NVCC(2) provisions	Baa2	N/A	A (low)	BBB+
Short-Term Debt	P-1	F1+	R-1 (high)	A-1
Rating Outlook	Negative	Stable	Stable	Stable
Counterparty Risk Assessment	P-1(cr) / Aa3(cr)	N/A	N/A	N/A

Applicable Ratings of Standby Account Bank and Standby GDA Provider
	Moody's	Fitch	DBRS
Short-Term Debt / Senior Debt	P-1 / A1	F1+ / AA-	R-1 (high) / AA

Ratings Triggers(3)

If the rating(s) of the Party fall below the stipulated level, the Party is required to be replaced or in the case of the Swap Providers replace itself or obtain a guarantee for its obligations. The stipulated ratings thresholds are:

Role (Current Party)	Moody's	Fitch	DBRS
Account Bank / GDA Provider (Scotiabank)	P-1	F1 and A	R-1 (low) / A
Standby Account Bank / Standby GDA Provider (CIBC)	P-1	F1 and A	R-1 (low) / A
Cash Manager (Scotiabank)	P-2 (cr)	F2	BBB (low)
Servicer (Scotiabank)	Baa3 (cr)	F2 / BBB+	BBB (low)
Interest Rate Swap Provider (Scotiabank)	P-2 (cr) / A3 (cr)	F2 / BBB+	R-2 (middle) / BBB
Covered Bond Swap Provider (Scotiabank)	P-2 (cr) / A3 (cr)	F2 / BBB+	R-2 (middle) / BBB
Paying Agent (Scotiabank)	P-1	F1 and A	N/A

Specific Rating Related Action

The following actions are required if the rating of the Cash Manager (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Cash Manager is required to direct the Servicer to deposit Revenue Receipts and all Principal Receipts received by the Servicer directly into the GDA Account (or Standby GDA Account) within two Toronto business days.	P-1	F1 and A	R-1 (low) and BBB (low)

The following actions are required if the rating of the Servicer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Servicer is required to transfer monies held in trust for the Guarantor (i) at any time prior to downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, to the Cash Manager and (ii) at any time following a downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, directly into the GDA Account (or Standby GDA Account), in each case within two Toronto business days.	P-1 (cr)	F1 and A	BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
(a) Repayment of the Demand Loan	N/A	F2 or BBB+	N/A
(b) Establishment of the Reserve Fund	P-1 (cr)	F1 and A	R-1 (low) and A (low)
(c) Transfer of title to Loans to Guarantor(4)	A3	BBB -	R-1(middle) and BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Cash flows will be exchanged under the Swap Agreements except as otherwise provided in the Swap Agreements	Baa1 (long)	BBB+ (long)	BBB (high) (long)

Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if ratings of such Swap Provider fall below the specified ratings below:
	Moody's	Fitch	DBRS
(a) Interest Rate Swap Provider	P-1 (cr) and A2 (cr)	F1 and A	R-1 (low) and A
(b) Covered Bond Swap Provider	P-1 and A2	F1 and A	R-1 (low) and A

Events of Default

Issuer Event of Default			Nil
Guarantor Event of Default			Nil

(1) Subordinated Debt and Counterparty Risk Assessment ratings are not the subject of any ratings related actions or requirements under The Bank of Nova Scotia Global Registered Covered Bond Program.

(2) Non-viability contingent capital (NVCC)

(3) The discretion of the Scotiabank Covered Bond Guarantor Limited Partnership to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.

(4) The transfer of registered title to the Loans to the Guarantor may be deferred if (A) satisfactory assurances are provided to the Guarantor and the Bond Trustee by The Office of the Superintendent of Financial Institutions or such other supervisory authority having jurisdiction over the Seller permitting registered title to the Loans to remain with the Seller until such time as (i) the Loans are to be sold or otherwise disposed of by the Guarantor or the Bond Trustee in the performance of their respective obligations under the Transaction Documents, or (ii) the Guarantor or the Bond Trustee is required to take actions to enforce or otherwise deal with the Loans, and (B) each of the Rating Agencies has confirmed that it will not withdraw or downgrade its then current ratings of the Covered Bonds as a result of such deferral.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	06/28/2018
Distribution Date:	07/13/2018

Asset Coverage Test (C$)(1)

Outstanding Covered Bonds			$26,909,541,600

A = Lesser of (i) LTV Adjusted Loan Balance and			34,444,574,797		A (i)	36,305,188,055
(ii) Asset Percentage Adjusted Loan Balance					A (ii)	34,444,574,797
B = Principal Receipts up to Calculation Date not otherwise applied			0		Asset Percentage:	94.8%
C = Cash Capital Contributions and advances under Intercompany Loan			0		Maximum Asset Percentage:	95.0%
D = Substitute Assets			0
E = (i) Reserve Fund balance and			0
(ii) Pre-Maturity Liquidity Ledger balance(2)			0
F = Negative Carry Factor Calculation			382,952,687
Total: A + B + C + D + E - F			34,061,622,110

Asset Coverage Test			PASS

Level of Overcollateralization
Regulatory Minimum Overcollateralization:			103.0%
Level of Overcollateralization(3)			105.4%

Valuation Calculation(1)

Trading Value of Covered Bond(4)			27,750,110,682

A = lesser of (i) Present Value of outstanding loan balance of			35,911,429,422
Performing Eligible Loans(5) and (ii) 80% of Market Value of
properties securing Performing Eligible Loans
B = Principal Receipts up to Calculation Date not otherwise applied			-
C = Cash Capital Contributions and advances under Intercompany Loan			-
D = Trading Value of Substitute Assets			-
E = (i) Reserve Fund balance and			-
(ii) Pre-Maturity Liquidity Ledger balance(2)
F = Trading Value of Swap Collateral
Total: A + B + C + D + E + F			35,911,429,422

Intercompany Loan Balance

Guarantee Loan			28,373,645,871
Demand Loan			8,899,323,677
Total			37,272,969,547

Portfolio Losses(6)

Period End	Write off Amounts		Loss Percentage (annualized)
June 28, 2018	N/A		N/A

Portfolio Flow of Funds

	28-Jun-18		31-May-18
Cash Inflows
Principal Receipts	504,282,730.99		578,138,699.29
Sale of Loans	203,499,004.11		82,259,730.67
Revenue Receipts	82,993,269.20		89,225,265.47
Swap Receipts	-		-
Intercompany Loan Receipts	-		-
Cash Outflows
Swap Payment	-		-
Intercompany Loan Interest	(82,859,939.97)	(7)	(89,138,241.92)	(8)
Purchase of Loans	(30,294,411.30)		(33,771,373.21)
Intercompany Loan Repayment	(677,487,323.80)	(7)	(626,627,056.75)	(8)
Distribution to Partners	-		-
Other Inflows / Outflows(9)	(1,584.18)		(1,234.72)
Net Inflows/(Outflows)	131,745.05		85,788.83

(1) The indexation methodology used to account for subsequent price developments since the date of the Original Market Value is based on the Teranet - National Bank Regional and Property Type Sub-Indices (TNB RPTSIs). Mortgaged properties are matched to the Teranet data which provides a granular analysis at the local level and, where available, segmented by property type. The data derived by the TNB RPTSIs is based on a repeat sales method, which measures the change in price of certain residential properties within the related area based on at least two sales of each such property over time. Such price change data is then used to formulate the TNB RPTSIs for the related area. The Original Market Value is as of the date it is most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Loan or subsequently thereto).

(2) Amounts are required to be credited to the Pre-Maturity Liquidity Ledger in respect of Series of Hard Bullet Covered Bonds in certain circumstances more fully described in the Transaction Documents.

(3) Per Section 4.3.8 of the CMHC Guide, (A) the lesser of (i) the total amount of cover pool collateral and (ii) the amount of cover pool collateral required to collateralize the covered bonds outstanding and ensure the Asset Coverage Test is met, divided by (B) the Canadian dollar equivalent of the principal amount of covered bonds outstanding under the registered covered bond program.

(4) Trading value method is the last selling price as of the Calculation Date of the covered bond.

(5) Present value of expected future cash flows of Loans, calculated using the weighted average current market interest rates offered to Scotiabank clients as at the last day of the month, being 3.3819%.

(6) Scotiabank currently reviews the Loans in its Covered Bond Portfolio, on a periodic basis, to ensure such Loans continue to be Eligible Loans. As a result of a review, a selection of Loans may be sold by the Guarantor to Scotiabank, including Loans that have ceased to be Eligible Loans or Loans that are at least 90 days past due or subject to foreclosure. Sales of Eligible Loans by the Guarantor that are at least 90 days past due or subject to foreclosure is done on a voluntary basis and the Guarantor is under no obligation to continue such sales or notify investors of any discontinuance of such sales. The sale of Loans by the Guarantor that were at least 90 days past due or subject to foreclosure reflected in this Investor Report were immaterial to the Covered Bond Portfolio’s overall performance. Refer to Note 12 of Scotiabank’s Form 40-F for the fiscal year ended October 31, 2017 for details on impaired loans and Scotiabank’s residential mortgage portfolio.

(7) This amount is to be paid out on July 17th, 2018.

(8) This amount was paid out on June 18th, 2018.

(9) Amounts included are inflows net of expenses incurred, such as legal fees, filing fees, and service charges.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	06/28/2018
Distribution Date:	07/13/2018

Portfolio Summary Statistics

Previous Month Ending Balance	$36,975,199,354
Current Month Ending Balance(1)	$36,297,812,103
Number of Mortgage Loans in Pool	173,524
Average Loan Size	$209,180
Number of Primary Borrowers	150,163
Number of Properties	156,113

Weighted Average Current Indexed LTV of Loans in the Portfolio(2)(4)	51.92%
Weighted Average of Original LTV of Loans in the Portfolio(2)(5)	66.08%
Weighted Average of Authorized LTV of Loans in the Portfolio(3)(5)	75.25%
Weighted Average Seasoning of Loans in the Portfolio	23.53	(Months)
Weighted Average Mortgage Rate of Loans in the Portfolio	2.79%
Weighted Average Original Term of Loans in the Portfolio	54.60	(Months)
Weighted Average Remaining Term of Loans in the Portfolio	31.07	(Months)
Weighted Average Remaining Maturity of Outstanding Covered Bonds	34.15	(Months)

Disclaimer: Due to rounding, numbers presented in the following tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Portfolio Delinquency Distribution(6)

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and Less Than 30 Days Past Due	173,431	99.95%	36,273,497,909	99.93%
30 to 59 Days Past Due	71	0.04%	19,096,797	0.05%
60 to 89 Days Past Due	22	0.01%	5,217,397	0.01%
90 to 119 Days Past Due	-	0.00%	-	0.00%
120 or More Days Past Due	-	0.00%	-	0.00%
Total	173,524	100.00%	36,297,812,103	100.00%

Portfolio Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	19,809	11.42%	4,655,758,643	12.83%
British Columbia	23,271	13.41%	6,531,145,423	17.99%
Manitoba	3,248	1.87%	466,456,886	1.29%
New Brunswick	4,218	2.43%	440,264,473	1.21%
Newfoundland	4,361	2.51%	637,929,033	1.76%
Northwest Territories	53	0.03%	10,504,172	0.03%
Nova Scotia	6,393	3.68%	837,845,289	2.31%
Nunavut	-	0.00%	-	0.00%
Ontario	87,681	50.53%	18,754,159,760	51.67%
Prince Edward Island	869	0.50%	96,057,401	0.26%
Quebec	18,315	10.55%	2,853,882,932	7.86%
Saskatchewan	5,007	2.89%	955,288,854	2.63%
Yukon	299	0.17%	58,519,238	0.16%
Total	173,524	100.00%	36,297,812,103	100.00%

Portfolio Credit Bureau Score Distribution

Credit Bureau Score(7)	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	2,345	1.35%	517,295,990	1.43%
599 or less	1,382	0.80%	271,816,448	0.75%
600 - 650	3,079	1.77%	664,008,217	1.83%
651 - 700	10,922	6.29%	2,392,990,724	6.59%
701 - 750	21,732	12.52%	4,837,135,850	13.33%
751 - 800	32,743	18.87%	7,297,959,021	20.11%
801 and Above	101,321	58.39%	20,316,605,854	55.97%
Total	173,524	100.00%	36,297,812,103	100.00%

(1) Each Loan is payable in Canada only and is denominated in Canadian Dollars.

(2) With respect to STEP Loans, the Current indexed LTV and Original LTV do not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) With respect to STEP Loans, the Authorized LTV includes amounts drawn or available to be drawn in respect of Other STEP Products and subsequent STEP Loans, which in each case are or will be secured by the same property.

(4) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(5) Appraisal Value, Original Loan Balance, and Authorized Amount are determined or assessed as of the most recent advance in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan, or subsequently thereto).

(6) Refer to footnote (6) on page 3 of this Investor Report.

(7) As of July 2014, the Bank changed its credit scoring model from Trans-Risk to FICO® 8 score. As a result of the change, the credit bureau scores in this table are not comparable to periods prior to July 2014.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	06/28/2018
Distribution Date:	07/13/2018

Portfolio Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	134,680	77.61%	26,636,951,554	73.38%
Variable	38,844	22.39%	9,660,860,549	26.62%
Total	173,524	100.00%	36,297,812,103	100.00%

Portfolio Mortgage Asset Type Distribution(1)

Mortgage Asset Type	Number of Loans	Percentage	Principal Balance	Percentage
STEP	138,684	79.92%	26,936,956,171	74.21%
Non-STEP	34,840	20.08%	9,360,855,933	25.79%
Total	173,524	100.00%	36,297,812,103	100.00%

Portfolio Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	13,776	7.94%	3,117,836,022	8.59%
Owner Occupied	159,748	92.06%	33,179,976,081	91.41%
Total	173,524	100.00%	36,297,812,103	100.00%

Portfolio Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
2.4999 and Below	36,714	21.16%	8,599,908,255	23.69%
2.5000 - 2.9999	95,656	55.13%	18,809,578,977	51.82%
3.0000 - 3.4999	36,452	21.01%	8,075,701,659	22.25%
3.5000 - 3.9999	3,876	2.23%	671,969,753	1.85%
4.0000 - 4.4999	472	0.27%	85,555,076	0.24%
4.5000 - 4.9999	128	0.07%	18,457,887	0.05%
5.0000 - 5.4999	99	0.06%	9,763,033	0.03%
5.5000 and Above	127	0.07%	26,877,462	0.07%
Total	173,524	100.00%	36,297,812,103	100.00%

Portfolio Current Indexed LTV Distribution(2)(3)(4)

Current LTV (%)	Number of Loans	Percentage	Principal Balance	Percentage
20.00 and Below	18,994	10.95%	1,492,550,058	4.11%
20.01-25.00	7,814	4.50%	1,071,315,343	2.95%
25.01-30.00	8,784	5.06%	1,418,997,926	3.91%
30.01-35.00	10,553	6.08%	2,024,812,973	5.58%
35.01-40.00	12,510	7.21%	2,641,789,439	7.28%
40.01-45.00	14,312	8.25%	3,205,700,575	8.83%
45.01-50.00	15,564	8.97%	3,621,861,479	9.98%
50.01-55.00	16,982	9.79%	3,993,560,581	11.00%
55.01-60.00	17,797	10.26%	4,335,228,234	11.94%
60.01-65.00	14,694	8.47%	3,714,133,153	10.23%
65.01-70.00	13,758	7.93%	3,421,593,517	9.43%
70.01-75.00	11,538	6.65%	2,857,807,857	7.87%
75.01-80.00	7,497	4.32%	1,861,657,944	5.13%
80.01-90.00	2,575	1.48%	608,271,244	1.68%
90.01-100.00	121	0.07%	23,698,405	0.07%
Over 100.00	31	0.02%	4,833,376	0.01%
Total	173,524	100.00%	36,297,812,103	100.00%

(1) All loans included in the STEP and Non-STEP programs are amortizing.
(2) With respect to STEP Loans, the Current indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(4) The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	06/28/2018
Distribution Date:	07/13/2018

Portfolio Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	19,990	11.52%	3,545,926,515	9.77%
12.00 - 23.99	36,648	21.12%	6,499,870,217	17.91%
24.00 - 35.99	47,555	27.41%	9,948,879,026	27.41%
36.00 - 41.99	36,606	21.10%	8,965,150,796	24.70%
42.00 - 47.99	18,148	10.46%	4,165,637,692	11.48%
48.00 - 53.99	10,235	5.90%	2,309,016,581	6.36%
54.00 - 59.99	3,305	1.90%	654,220,890	1.80%
60.00 - 65.99	822	0.47%	169,745,313	0.47%
66.00 - 71.99	56	0.03%	9,101,083	0.03%
72.00 and Above	159	0.09%	30,263,990	0.08%
Total	173,524	100.00%	36,297,812,103	100.00%

Portfolio Remaining Principal Balance Distribution

Remaining Principal Balance ($)	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and Below	47,246	27.23%	2,819,236,189	7.77%
100,000 - 149,999	28,589	16.48%	3,573,665,148	9.85%
150,000 - 199,999	26,090	15.04%	4,545,493,304	12.52%
200,000 - 249,999	20,770	11.97%	4,655,437,741	12.83%
250,000 - 299,999	15,575	8.98%	4,259,376,431	11.73%
300,000 - 349,999	10,283	5.93%	3,325,436,843	9.16%
350,000 - 399,999	6,957	4.01%	2,596,936,561	7.15%
400,000 - 449,999	4,544	2.62%	1,924,636,644	5.30%
450,000 - 499,999	3,359	1.94%	1,590,643,147	4.38%
500,000 - 549,999	2,388	1.38%	1,251,340,672	3.45%
550,000 - 599,999	1,890	1.09%	1,082,982,591	2.98%
600,000 - 649,999	1,346	0.78%	839,739,572	2.31%
650,000 - 699,999	931	0.54%	627,143,281	1.73%
700,000 - 749,999	758	0.44%	548,786,304	1.51%
750,000 - 799,999	559	0.32%	432,388,093	1.19%
800,000 - 849,999	494	0.28%	407,530,904	1.12%
850,000 - 899,999	398	0.23%	347,571,580	0.96%
900,000 - 949,999	346	0.20%	319,771,668	0.88%
950,000 - 999,999	221	0.13%	214,627,761	0.59%
1,000,000 or Greater	780	0.45%	935,067,669	2.58%
Total	173,524	100.00%	36,297,812,103	100.00%

Portfolio Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Condo	28,302	16.31%	5,507,227,765	15.17%
Single Family	138,102	79.59%	29,126,291,328	80.24%
Multi Family	6,347	3.66%	1,507,404,385	4.15%
Other	773	0.45%	156,888,626	0.43%
Total	173,524	100.00%	36,297,812,103	100.00%

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	06/28/2018
Distribution Date:	07/13/2018

Portfolio Current Indexed LTV and Delinquency Distribution by Province(1)
Current LTV (%)(2)(3)(5)
Province	Delinquency	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01-90.00	90.01-100.00	100.01 and Above	Total	Percentage Total(4)
Alberta	All	76,902,387	54,039,443	72,625,786	94,572,820	113,585,552	140,468,142	193,645,569	230,016,736	362,358,710	451,815,318	568,985,027	923,175,019	1,057,731,428	313,306,017	2,530,690	-	4,655,758,643	12.83%
\	Current and Less Than 30 Days Past Due	76,902,387	54,039,443	72,625,786	94,572,820	113,585,552	140,468,142	193,645,569	229,790,671	361,706,611	451,180,409	568,593,011	922,761,503	1,055,599,247	312,996,559	2,530,690	-	4,650,998,400	99.90%
\	30 to 59 Days Past Due	-	-	-	-	-	-	-	226,065	652,099	634,909	248,789	413,515	1,800,937	-	-	-	3,976,314	0.09%
\	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	143,227	-	331,245	309,458	-	-	783,929	0.02%
\	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
British Columbia	All	424,936,271	293,809,213	394,012,940	595,062,215	737,952,775	892,184,593	787,971,288	691,143,625	596,388,025	506,124,676	341,539,701	203,849,024	61,231,353	3,301,993	1,637,732	-	6,531,145,423	17.99%
	Current and Less Than 30 Days Past Due	424,513,790	293,726,003	393,818,005	593,793,316	737,385,426	890,897,566	787,794,246	691,143,625	596,151,985	506,124,676	341,539,701	203,849,024	61,231,353	3,301,993	1,637,732	-	6,526,908,440	99.94%
\	30 to 59 Days Past Due	422,481	83,210	52,642	1,268,900	567,349	1,236,105	177,041	-	-	-	-	-	-	-	-	-	3,807,728	0.06%
\	60 to 89 Days Past Due	-	-	142,293	-	-	50,922	-	-	236,040	-	-	-	-	-	-	-	429,255	0.01%
\	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
\	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	All	8,743,002	7,782,923	9,725,096	13,601,603	16,908,454	24,328,131	32,491,912	37,670,335	50,512,367	64,750,085	80,317,307	88,161,686	29,906,599	948,656	608,729	-	466,456,886	1.29%
\	Current and Less Than 30 Days Past Due	8,743,002	7,782,923	9,725,096	13,601,603	16,908,454	24,328,131	32,491,912	37,670,335	50,512,367	64,750,085	79,977,116	88,161,686	29,906,599	948,656	608,729	-	466,116,694	99.93%
\	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	340,192	-	-	-	-	-	340,192	0.07%
\	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
\	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
\	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
New Brunswick	All	10,668,852	9,238,825	9,016,127	12,933,199	23,025,028	33,968,494	49,160,865	79,787,587	86,912,076	60,546,644	46,795,736	11,455,410	6,755,630	-	-	-	440,264,473	1.21%
\	Current and Less Than 30 Days Past Due	10,668,852	9,238,825	9,016,127	12,933,199	23,025,028	33,630,908	48,968,074	79,576,215	86,912,076	60,410,574	46,795,736	11,455,410	6,755,630	-	-	-	439,386,655	99.80%
\	30 to 59 Days Past Due	-	-	-	-	-	337,586	-	-	-	136,069	-	-	-	-	-	-	473,655	0.11%
\	60 to 89 Days Past Due	-	-	-	-	-	-	192,791	211,372	-	-	-	-	-	-	-	-	404,163	0.09%
\	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
\	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	All	11,563,831	8,895,361	12,268,957	18,701,553	29,345,131	43,893,812	65,785,224	105,633,447	135,444,802	78,209,051	75,828,459	27,436,060	24,711,613	211,732	-	-	637,929,033	1.76%
\	Current and Less Than 30 Days Past Due	11,563,831	8,895,361	12,268,957	18,701,553	29,287,916	43,893,812	65,785,224	105,633,447	135,444,802	78,209,051	75,828,459	27,436,060	24,711,613	211,732	-	-	637,871,818	99.99%
\	30 to 59 Days Past Due	-	-	-	-	57,215	-	-	-	-	-	-	-	-	-	-	-	57,215	0.01%
\	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
\	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
\	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Northwest Territories	All	432,488	213,078	280,391	213,831	191,920	1,179,905	1,674,574	2,035,733	1,195,408	1,499,924	867,641	477,717	241,562	-	-	-	10,504,172	0.03%
\	Current and Less Than 30 Days Past Due	432,488	213,078	280,391	213,831	191,920	1,179,905	1,674,574	2,035,733	1,195,408	1,499,924	867,641	477,717	241,562	-	-	-	10,504,172	100.00%
\	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
\	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
\	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
\	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	All	21,759,672	16,381,219	21,446,842	26,808,572	37,798,539	55,563,495	82,118,576	129,598,560	169,098,264	106,396,649	113,720,684	33,933,273	22,217,944	582,432	420,568	-	837,845,289	2.31%
\	Current and Less Than 30 Days Past Due	21,721,183	16,381,219	21,446,842	26,808,572	37,798,539	55,563,495	82,118,576	129,598,560	169,098,264	106,396,649	113,720,684	33,933,273	22,217,944	582,432	420,568	-	837,806,800	100.00%
\	30 to 59 Days Past Due	38,489	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	38,489	0.00%
\	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
\	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
\	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	All	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
\	Current and Less Than 30 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
\	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
\	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
\	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
\	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Ontario	All	843,955,210	615,612,032	812,572,201	1,136,649,776	1,521,696,457	1,813,788,608	2,113,329,351	2,304,335,417	2,411,426,085	1,929,917,293	1,581,684,795	935,499,482	430,795,918	282,674,355	16,019,183	4,203,597	18,754,159,760	51.67%
\	Current and Less Than 30 Days Past Due	843,812,101	615,490,850	811,514,531	1,136,580,096	1,521,034,842	1,812,160,161	2,111,738,508	2,303,276,004	2,410,227,804	1,928,909,041	1,580,583,744	934,452,710	430,795,918	282,674,355	16,019,183	4,063,861	18,743,333,709	99.94%
\	30 to 59 Days Past Due	143,109	-	708,786	69,680	661,616	1,473,273	363,538	793,373	273,503	1,008,252	1,101,050	1,046,772	-	-	-	139,736	7,782,688	0.04%
\	60 to 89 Days Past Due	-	121,182	348,883	-	-	155,174	1,227,305	266,040	924,779	-	-	-	-	-	-	-	3,043,363	0.02%
\	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
\	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Prince Edward Island	All	2,786,273	2,119,348	2,030,419	3,427,692	3,375,579	7,512,443	11,159,934	20,334,297	19,067,461	8,776,418	10,185,550	3,498,791	1,783,195	-	-	-	96,057,401	0.26%
\	Current and Less Than 30 Days Past Due	2,786,273	2,119,348	2,030,419	3,427,692	3,375,579	7,512,443	11,159,934	20,334,297	19,009,489	8,776,418	10,185,550	3,498,791	1,783,195	-	-	-	95,999,428	99.94%
\	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	57,973	-	-	-	-	-	-	-	57,973	0.06%
\	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
\	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
\	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Quebec	All	69,710,009	46,593,001	63,283,640	90,742,427	113,190,425	131,425,081	178,687,921	242,400,115	270,356,254	359,028,112	473,763,690	597,539,492	207,016,501	7,034,981	2,481,502	629,779	2,853,882,932	7.86%
\	Current and Less Than 30 Days Past Due	69,637,646	46,593,001	63,187,268	90,742,427	113,190,425	131,322,758	178,687,921	242,034,409	270,356,254	359,028,112	473,601,104	597,229,128	206,749,060	7,034,981	2,481,502	629,779	2,852,505,777	99.95%
\	30 to 59 Days Past Due	72,362	-	96,372	-	-	102,323	-	-	-	-	162,586	310,364	267,442	-	-	-	1,011,448	0.04%
\	60 to 89 Days Past Due	-	-	-	-	-	-	-	365,706	-	-	-	-	-	-	-	-	365,706	0.01%
\	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
\	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Saskatchewan	All	18,470,752	15,223,687	20,622,230	29,651,102	41,091,282	54,903,302	100,306,297	139,956,692	226,270,082	140,264,436	120,344,519	30,136,025	17,837,371	211,078	-	-	955,288,854	2.63%
\	Current and Less Than 30 Days Past Due	18,470,752	15,223,687	20,622,230	29,651,102	41,091,282	54,798,485	100,306,297	139,617,295	225,535,969	140,004,309	120,040,897	30,136,025	17,837,371	211,078	-	-	953,546,777	99.82%
\	30 to 59 Days Past Due	-	-	-	-	-	104,817	-	339,397	543,132	260,127	303,623	-	-	-	-	-	1,551,095	0.16%
\	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	190,981	-	-	-	-	-	-	-	190,981	0.02%
\	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	All	2,621,312	1,407,214	1,113,298	2,448,184	3,628,297	6,484,568	5,529,968	10,648,036	6,198,700	6,804,546	7,560,408	2,645,879	1,428,830	-	-	-	58,519,238	0.16%
\	Current and Less Than 30 Days Past Due	2,621,312	1,407,214	1,113,298	2,448,184	3,628,297	6,484,568	5,529,968	10,648,036	6,198,700	6,804,546	7,560,408	2,645,879	1,428,830	-	-	-	58,519,238	100.00%
\	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
\	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
\	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Total	All	1,492,550,058	1,071,315,343	1,418,997,926	2,024,812,973	2,641,789,439	3,205,700,575	3,621,861,479	3,993,560,581	4,335,228,234	3,714,133,153	3,421,593,517	2,857,807,857	1,861,657,944	608,271,244	23,698,405	4,833,376	36,297,812,103	100.00%
	Current and Less Than 30 Days Past Due	1,491,873,617	1,071,110,951	1,417,648,950	2,023,474,394	2,640,503,259	3,202,240,375	3,619,900,803	3,991,358,627	4,332,349,728	3,712,093,796	3,419,294,051	2,856,037,205	1,859,258,321	607,961,786	23,698,405	4,693,640	36,273,497,909	99.93%
	30 to 59 Days Past Due	676,442	83,210	857,800	1,338,579	1,286,179	3,254,104	540,579	1,358,836	1,526,706	2,039,356	2,156,240	1,770,651	2,068,378	-	-	139,736	19,096,797	0.05%
	60 to 89 Days Past Due	-	121,182	491,176	-	-	206,096	1,420,096	843,118	1,351,800	-	143,227	-	331,245	309,458	-	-	5,217,397	0.01%
\	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%

(1) Refer to footnote (6) on page 3 of this Investor Report.

(2) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) Percentage Total for "All" Loans is calculated as a percentage of total Loans in the Portfolio while the Percentage Total for each other delinquency measure is calculated as a percentage of Loans within the associated province.

(5)The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	06/28/2018
Distribution Date:	07/13/2018

Portfolio Current Indexed LTV Distribution by Credit Bureau Score

Current LTV (%)(1)(2)(3)
Credit Bureau Score(4)	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01-90.00	90.01-100.00	100.01 and Above	Total	Percentage Total
Score Unavailable	28,581,308	19,231,430	25,688,698	36,201,830	39,563,984	53,880,943	47,830,874	44,302,739	44,276,891	39,360,689	43,569,363	43,648,722	34,289,819	16,710,760	157,941	-	517,295,990	1.43%
<=599	4,761,681	3,990,178	5,873,983	13,573,001	21,644,872	31,474,456	33,236,541	32,966,274	29,338,368	32,847,737	21,688,590	23,812,931	12,860,503	3,747,333	-	-	271,816,448	0.75%
600-650	11,920,227	10,083,831	16,000,186	26,065,916	38,358,737	59,047,275	74,514,691	81,093,728	82,922,362	73,625,783	84,096,745	59,689,392	35,386,449	10,797,412	405,484	-	664,008,217	1.83%
651-700	41,243,193	34,666,316	51,332,824	88,413,207	148,391,242	184,814,771	217,180,669	267,909,916	332,431,976	283,083,213	292,868,482	225,431,441	172,726,563	50,557,225	1,566,218	373,468	2,392,990,724	6.59%
701-750	105,231,163	96,847,121	125,072,800	192,375,766	306,922,247	389,052,238	452,098,518	567,660,903	616,291,109	563,437,328	547,605,592	463,637,832	322,183,526	83,598,571	4,251,860	869,277	4,837,135,850	13.33%
751-800	204,506,002	156,297,976	218,292,063	335,953,128	451,472,860	606,811,156	721,145,999	831,988,927	956,992,510	820,046,078	778,025,453	641,155,632	428,900,224	138,416,774	7,884,101	70,136	7,297,959,021	20.11%
>800	1,096,306,484	750,198,491	976,737,373	1,332,230,125	1,635,435,498	1,880,619,736	2,075,854,188	2,167,638,093	2,272,975,019	1,901,732,325	1,653,739,291	1,400,431,907	855,310,860	304,443,169	9,432,802	3,520,495	20,316,605,854	55.97%
Total	1,492,550,058	1,071,315,343	1,418,997,926	2,024,812,973	2,641,789,439	3,205,700,575	3,621,861,479	3,993,560,581	4,335,228,234	3,714,133,153	3,421,593,517	2,857,807,857	1,861,657,944	608,271,244	23,698,405	4,833,376	36,297,812,103	100.00%

 (1) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(2) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(3) The methodology used in this table aggregates STEP Loans secured by the same property.

(4) As of July 2014, the Bank changed its credit scoring model from Trans-Risk to FICO® 8 score. As a result of the change, the credit bureau scores in this table are not comparable to periods prior to July 2014.